Cover	Oct. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41219
Entity Registrant Name	CSLM Acquisition Corp.
Entity Central Index Key	0001875493
Entity Tax Identification Number	98-1602789
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2400 E. Commercial Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33308
City Area Code	954
Local Phone Number	315-9381
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one right and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one right and one-half of one redeemable warrant
Trading Symbol	CSLFU
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CSLMF
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CSLWF
Rights to acquire one-tenth of one Class A ordinary share
Title of 12(b) Security	Rights to acquire one-tenth of one Class A ordinary share
Trading Symbol	CSLRF